Stock-based Compensation (PSU Table) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Remittance of stock-based award participants' withholding tax obligation		$ 52	$ 51	$ 44
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member]
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	0.7	0.7
Units granted (in shares)		0.2
Units settled (in shares)		(0.2)
Units forfeited (in shares)		(0.1)
Units expired (in shares)		(0.2)
Units outstanding at end of period (in shares)		0.4	0.7
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 78.29	$ 78.29
Weighted-average grant date fair value of units granted in period (in dollars per share)		166.63
Weighted-average grant date fair value of units settled in period (in dollars per share)		64.50
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 109.76
Weighted-average grant date fair value of units expired in period (in dollars per share)		81.03
Weighted-average grant date fair value at end of period (in dollars per share)		$ 123.77	$ 78.29
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	0.5	0.5
Units granted in period (in shares)		0.2
Units vested during the year (in shares)		0.0
Units forfeited in period (in shares)		(0.1)
Units expired in period (in shares)		(0.2)
Units nonvested at end of period (in shares)		0.4	0.5
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 78.29	$ 78.29
Weighted-average grant date fair value of units granted in period (in dollars per share)		166.63
Weighted-average grant date fair value of units vested in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 109.76
Weighted-average grant date fair value of units expired in period (in dollars per share)		81.03
End of period (in dollars per share)		$ 123.77	$ 78.29
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 32
Unrecognized compensation costs, awards other than options		$ 0
Units granted in period (in shares)		0.2
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2021 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		190.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2022 Grant Year [Member]
Roll forward of nonvested RSUs
Units granted in period (in shares)		0.2
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 9
Units granted in period (in shares)		0.2
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member]
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	0.4	0.4
Units granted (in shares)		0.1
Units settled (in shares)		(0.1)
Units forfeited (in shares)		0.0
Units expired (in shares)		0.0
Units outstanding at end of period (in shares)		0.4	0.4
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 166.89	$ 166.89
Weighted-average grant date fair value of units granted in period (in dollars per share)		217.75
Weighted-average grant date fair value of units settled in period (in dollars per share)		148.02
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 186.79
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
Weighted-average grant date fair value at end of period (in dollars per share)		$ 192.33	$ 166.89
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	0.2	0.2
Units granted in period (in shares)		0.1
Units vested during the year (in shares)		(0.1)
Units forfeited in period (in shares)		0.0
Units expired in period (in shares)		0.0
Units nonvested at end of period (in shares)		0.2	0.2
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 166.89	$ 166.89
Weighted-average grant date fair value of units granted in period (in dollars per share)		217.75
Weighted-average grant date fair value of units vested in period (in dollars per share)		180.18
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 186.79
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
End of period (in dollars per share)		$ 195.31	$ 166.89
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 27
Unrecognized compensation costs, awards other than options		$ 22
Unrecognized compensation cost, period of recognition		1 year 9 months 18 days
Units granted in period (in shares)		0.1
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | 2021 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		119.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | RSUs [Member]
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	0.1	0.1
Units granted (in shares)		0.1
Units settled (in shares)		0.0
Units forfeited (in shares)		0.0
Units expired (in shares)		0.0
Units outstanding at end of period (in shares)		0.2	0.1
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 137.31	$ 137.31
Weighted-average grant date fair value of units granted in period (in dollars per share)		166.64
Weighted-average grant date fair value of units settled in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 166.67
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
Weighted-average grant date fair value at end of period (in dollars per share)		$ 157.55	$ 137.31
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	0.1	0.1
Units granted in period (in shares)		0.1
Units vested during the year (in shares)		0.0
Units forfeited in period (in shares)		0.0
Units expired in period (in shares)		0.0
Units nonvested at end of period (in shares)		0.2	0.1
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 137.31	$ 137.31
Weighted-average grant date fair value of units granted in period (in dollars per share)		166.64
Weighted-average grant date fair value of units vested in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 166.67
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
End of period (in dollars per share)		$ 157.55	$ 137.31
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 18
Unrecognized compensation costs, awards other than options		$ 13
Unrecognized compensation cost, period of recognition		1 year 10 months 24 days
Units granted in period (in shares)		0.1
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC and PSU-TSR [Member] | 2021 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Remittance of stock-based award participants' withholding tax obligation	$ 46
Settlement from the Share Trusts in next fiscal year (in shares)	0.3